Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Special Voting Preferred Stock	Common	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total Stockholder's Equity	Noncontrolling Interest in Consolidated Subsidiary	Total
Balance at Jun. 30, 2019		$ 1,059	$ 46,299,233		$ (27,582,558)	$ 18,717,734		$ 18,717,734
Balance (in Shares) at Jun. 30, 2019		10,589,746
Common stock issued upon warrant exercise		$ 37	4,247,028			4,247,065		4,247,065
Common stock issued upon warrant exercise (in Shares)		369,311
Common stock issued in business combinations		$ 230	20,081,236			20,081,466		20,081,466
Common stock issued in business combinations (in Shares)		2,299,650
Non-controlling interest in acquired subsidiary							5,554,011	5,554,011
Stock-based compensation			1,253,234			1,253,234		1,253,234
Forfeitures of restricted shares		$ (5)	5
Forfeitures of restricted shares (in Shares)		(54,901)
Change in fair value of Convertible Notes				63,000		63,000		63,000
Warrant Adjustment			21,738			21,738		21,738
Foreign currency translation adjustments
Unrealized (loss) gains on convertible notes								63,000
Net loss					(13,572,311)	(13,572,311)	(849,759)	(14,422,070)
Balance at Jun. 30, 2020		$ 1,321	71,902,474	63,000	(40,969,044)	30,997,751	4,704,252	35,702,003
Balance (in Shares) at Jun. 30, 2020		13,203,806
Issuance of common stock		$ 500	11,031,880			11,032,380		11,032,380
Issuance of common stock (in Shares)		5,000,000
Special voting preferred stock issued in business combination	$ 25,203,490					25,203,490		25,203,490
Special voting preferred stock issued in business combination (in Shares)	3,294,574
Conversion of Exchangeable Shares to common stock	$ (4,798,271)	$ 63	4,798,208
Conversion of Exchangeable Shares to common stock (in Shares)	(627,225)	627,225
Settlement of convertible debt		$ 11	359,989			360,000		360,000
Settlement of convertible debt (in Shares)		112,867
Non-controlling interest in acquired subsidiary		$ 80	4,695,357			4,695,437	(4,695,437)
Non-controlling interest in acquired subsidiary (in Shares)		800,000
Stock-based compensation			1,298,540			1,298,540		1,298,540
Restricted stock vesting		$ 15	(15)
Restricted stock vesting (in Shares)		157,350
Foreign currency translation adjustments				(21,497)		(21,497)		(21,497)
Unrealized (loss) gains on convertible notes				(133,000)		(133,000)		(133,000)
Net loss					(16,210,481)	(16,210,481)	(8,815)	(16,219,296)
Adoption of ASC 606 Adjustment					185,825	185,825		185,825
Balance at Dec. 31, 2020	$ 20,405,219	$ 1,990	94,086,433	(91,497)	(57,179,525)	57,222,620		57,222,620
Balance (in Shares) at Dec. 31, 2020	2,667,349	19,901,248
Conversion of Exchangeable Shares to common stock	$ (7,803,475)	$ 102	7,803,373
Conversion of Exchangeable Shares to common stock (in Shares)	(1,020,062)	1,020,062
Settlement of convertible debt		$ 208	8,467,292					8,467,500
Settlement of convertible debt (in Shares)		2,080,140
Shares withheld for withholding taxes		$ (5)	(333,842)					(333,847)
Shares withheld for withholding taxes (in Shares)		(48,948)
Stock-based compensation			503,379					503,379
Restricted stock vesting		$ 1	(1)
Restricted stock vesting (in Shares)		13,978
Forfeitures of restricted shares (in Shares)		(668)
Liabilities settled with shares		$ 10	377,315					377,325
Liabilities settled with shares (in Shares)		101,705
Foreign currency translation adjustments				(230)				(230)
Unrealized (loss) gains on convertible notes				(13,000)				(13,000)
Net loss					(6,457,703)			(6,457,703)
Balance at Mar. 31, 2021	$ 12,601,744	$ 2,306	110,903,949	(104,727)	(63,637,228)			59,766,044
Balance (in Shares) at Mar. 31, 2021	1,647,287	23,067,517
Balance at Dec. 31, 2020	$ 20,405,219	$ 1,990	94,086,433	(91,497)	(57,179,525)	57,222,620		$ 57,222,620
Balance (in Shares) at Dec. 31, 2020	2,667,349	19,901,248
Issuance of common stock (in Shares)								556,388
Conversion of Exchangeable Shares to common stock	$ (18,039,181)	$ 237	18,038,944
Conversion of Exchangeable Shares to common stock (in Shares)	(2,358,063)	2,358,063
Settlement of convertible debt		$ 309	11,610,277			11,610,586		$ 11,610,586
Settlement of convertible debt (in Shares)		3,094,129						12,484,395
Shares withheld for withholding taxes		$ (12)	(520,383)			(520,395)		$ (520,395)
Shares withheld for withholding taxes (in Shares)		(121,786)
Shares issued in connection with Viridian Acquisition		$ 103	6,187,897			6,188,000		6,188,000
Shares issued in connection with Viridian Acquisition (in Shares)		1,031,000
Shares issued in connection with Asset Purchase		$ 8	299,992			300,000		300,000
Shares issued in connection with Asset Purchase (in Shares)		83,333
Shares issued in connection with 365 Cannabis Acquisition		$ 357	11,995,704			11,996,061		11,996,061
Shares issued in connection with 365 Cannabis Acquisition (in Shares)		3,571,429
Stock-based compensation			2,070,358			2,070,358		2,070,358
Shares issued in connection with the ATM program		$ 56	1,828,063			1,828,119		1,828,119
Shares issued in connection with the ATM program (in Shares)		556,388
Restricted stock vesting		$ 42	(42)
Restricted stock vesting (in Shares)		427,711						32,394
Forfeitures of restricted shares (in Shares)		(1,336)
Liabilities settled with shares		$ 10	430,015			430,025		$ 430,025
Liabilities settled with shares (in Shares)		101,705
Foreign currency translation adjustments				53,020		53,020		53,020
Unrealized (loss) gains on convertible notes				100,000		100,000		100,000
Net loss					(31,328,711)	(31,328,711)		(31,328,711)
Balance at Dec. 31, 2021	$ 2,366,038	$ 3,100	146,027,258	61,523	(88,508,236)	$ 59,949,683		59,949,683
Balance (in Shares) at Dec. 31, 2021	309,286	31,001,884
Conversion of Exchangeable Shares to common stock	$ (18,620)		18,620
Conversion of Exchangeable Shares to common stock (in Shares)	(2,434)	2,434
Settlement of convertible debt		$ 340	3,299,660					3,300,000
Settlement of convertible debt (in Shares)		3,396,842
Shares withheld for withholding taxes			(5,615)					(5,615)
Shares withheld for withholding taxes (in Shares)		(4,421)
Shares returned in connection with 365 Cannabis acquisition		$ (28)	(939,972)					(940,000)
Shares returned in connection with 365 Cannabis acquisition (in Shares)		(279,762)
Stock-based compensation			316,855					316,855
Restricted stock vesting		$ 4	(4)
Restricted stock vesting (in Shares)		43,479
Liabilities settled with shares		$ 1	45,065					45,066
Liabilities settled with shares (in Shares)		14,632
Foreign currency translation adjustments				(33,800)				(33,800)
Unrealized (loss) gains on convertible notes				101,000				101,000
Net loss					(21,952,893)			(21,952,893)
Balance at Mar. 31, 2022	$ 2,347,418	$ 3,417	$ 148,761,867	$ 128,723	$ (110,461,129)			$ 40,780,296
Balance (in Shares) at Mar. 31, 2022	306,852	34,175,088